FINANCE LEASE 1 (Details) (USD $)	Apr. 01, 2015	Dec. 31, 2012	Dec. 31, 2011
Capital Leases of Lessor [Abstract]
Total minimum lease payments to be received		$ 9,824,000	$ 14,239,000
Less: unearned income		(1,099,000)	(2,048,000)
Net investment in finance lease		8,725,000	12,191,000
Less current portion		(3,471,000)	(3,466,000)
Noncurrent portion		5,254,000	8,725,000
Purchase Option for Vessel	$ 1